Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Net Loss Per Share [Abstract]
Schedule of Net Loss Per Common Share of Basic and Diluted
	Three months ended December 31,
	2023		2022
	Class A	Class B	Common Stock
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss)	$834	$101	$(9,390)
Denominator:
Weighted-average shares outstanding	18,617,656	2,254,901	12,379,480
Basic net income (loss) per share	$0.04	$0.04	$(0.76)

Diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$834	$101	$(9,390)
Reallocation of net income as a result of conversion of Class B to Class A Common Stock	101	—	—
Reallocation of net income	—	(11)	—
Allocation of net income (loss)	935	90	(9,390)

Denominator:
Number of shares used in basic earnings per share calculation	18,617,656	2,254,901	12,379,480
Conversion of Class B to Class A Common Stock	2,254,901	—	—
Dilutive effect of stock options, warrants and RSUs	2,443,514	—	—
Number of shares used in per share computation	23,316,071	2,254,901	12,379,480
Diluted net income (loss) per share	$0.04	$0.04	$(0.76)

	Year ended September 30,
	2023	2022
Numerator:
Net loss	$(39,621)	$(23,867)

Denominator:
Weighted-average common shares outstanding – basic and diluted	14,612,600	10,620,614

Net loss per common share – basic and diluted	$(2.71)	$(2.25)

Schedule of Dilutive Securities Not Included in Net Loss Per Common Share	The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:
	Three months ended December 31,
	2023	2022
Public Warrants and Private Warrants	9,000,000	—
Make-whole shares	1,052,030	—
Earnout shares	3,500,000	—
RSUs	—	10,984,241
Stock options	1,690,476	6,400,758
Convertible preferred stock (on an as-converted basis)	—	2,254,901
Common stock warrants	—	400,000
Convertible notes	—	131,072
	15,242,506	20,170,972
The following table shows potentially dilutive securities not included in the computation of the Company’s net loss per common share:
	Year ended September 30,
	2023	2022
Restricted stock units	209,494	10,984,241
Stock options	5,905,684	5,754,052
Convertible preferred stock (on an as-converted basis)	2,254,901	2,254,901
Common stock warrants	700,388	200,000
Convertible notes	—	129,482
	9,070,467	19,322,676